Schedule V - Valuation And Qualifying Accounts - Summary of Allowance for Doubtful Accounts (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Valuation And Qualifying Accounts [Line Items]
Beginning Balance	$ 2,617
Ending Balance	3,077	$ 2,617
American Integrity Insurance Group, LLC [Member]
Valuation And Qualifying Accounts [Line Items]
Beginning Balance	2,617	2,247
Charged to Costs and Expenses	460	370
Charged to Other Accounts
Deductions
Ending Balance	$ 3,077	$ 2,617